Loans (Details) - Schedule of investment in nonaccrual and loans past due - USD ($) $ in Thousands	Jun. 30, 2022	Jun. 30, 2021
Residential real estate
Nonaccrual	$ 5,531	$ 6,412
Loans Past Due Over 90 Days Still Accruing	288	243
One- to four-family [Member]
Residential real estate
Nonaccrual	3,528	4,104
Loans Past Due Over 90 Days Still Accruing	287	243
Multi-family [Member]
Residential real estate
Nonaccrual	570	646
Loans Past Due Over 90 Days Still Accruing
Farm [Member]
Residential real estate
Nonaccrual	270	274
Loans Past Due Over 90 Days Still Accruing
Nonresidential real estate [Member]
Residential real estate
Nonaccrual	1,073	1,367
Loans Past Due Over 90 Days Still Accruing
Commercial and industrial [Member]
Residential real estate
Nonaccrual
Loans Past Due Over 90 Days Still Accruing	1
Home equity [Member]
Residential real estate
Nonaccrual	87
Loans Past Due Over 90 Days Still Accruing
Unsecured [Member]
Residential real estate
Nonaccrual	3	21
Loans Past Due Over 90 Days Still Accruing